Note 19 - Other Charges (Tables)	12 Months Ended
Jan. 31, 2019
Notes Tables
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Year Ended	January 31, 2019	January 31, 2018	January 31, 2017
Acquisition-related costs	3,778	3,471	3,019
Restructuring plans	20	523	436
	3,798	3,994	3,455

Restructuring and Related Costs [Table Text Block]
Workforce Reduction
Balance at January 31, 2017	-
Accruals and adjustments	456
Cash draw downs	(211)
Balance at January 31, 2018	245
Accruals and adjustments	4
Cash draw downs	(249)
Balance at January 31, 2019	-